11. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

Management has evaluated events subsequent to September 30, 2018 through the date that the accompanying condensed consolidated financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.

In October 2018, we entered into a lease extension for our laboratory facility for an additional twelve months running from December 1, 2018 through November 30, 2019 at the rate of $4,700 per month (see Note 13).

In October 2018, 46,125 RSUs held by our executives were exchanged into the same number of shares of our common stock. As our executives elected to net settle a portion of their RSU’s in exchange for the Company paying the related withholding taxes on the share issuance, 24,142 of the RSUs were cancelled and we issued a net 21,983 shares to our executives.

11. SUBSEQUENT EVENTS

Management has evaluated events subsequent to March 31, 2018 through the date that the accompanying consolidated financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.

NIH Contract -- In April 2018, we invoiced NIH for $74,813 under the NIH contract and received $74,813 related to an invoice that we billed in the March 2018 quarter. In May 2018, we invoiced NIH an additional $37,406 and also received the $74,813 that we billed in April.

Restricted Stock Unit (“RSU”) Issuances – In April 2018, 46,125 RSUs held by our executives were exchanged into the same number of shares of our common stock. As our executives elected to net settle a portion of their RSUs in exchange for the Company paying the related withholding taxes on the share issuance, 24,430 of the RSUs were cancelled, and we issued a net 21,695 shares to our executives.

Office Lease Extension – In May 2018, we extended our office lease for an additional 39 months (see Note 12). The initial rental rate under the lease extension is $7,986 per month. Such lease expires in on August 31, 2021. We believe this leased facility will be satisfactory for our office needs over the term of the lease.